[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Prime Money Market

August 31, 2001                   [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]
     American   Century's  reports  to  shareholders  have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Although the enclosed semiannual report for the American Century Prime
Money Market fund focuses primarily on the six months ended August 31, 2001, we'd be remiss in failing to mention the horrifying and unprecedented  terrorist attacks on September 11. We pay tribute to the many members of the investment community--and the brave emergency personnel who came to their rescue--who died that day.

     The terrorists sought to devastate America, but our business community--including your American Century investment management team--has been working hard to keep the U.S. financial markets up, active, and functioning smoothly. On the following pages, the Prime fund management team discusses what affected the portfolio during the last six months, and how the team is responding to the economic and market impact of the terrorist attacks.

     The investment team's executive leadership recently underwent some important changes. Effective July 1, 2001, Randall Merk, formerly a senior vice president and chief investment officer (CIO) for American Century's fixed-income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert Puff, Jr., who became the subsidiary's chairman.
Randy is now responsible for all of American Century's investment management functions, including portfolio management, research, and trading.

     David MacEwen, a senior vice president who previously oversaw all of
American Century's municipal and money market portfolios and municipal credit research, assumed Randy's role  as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market products. And Steven Permut, a vice president and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

     As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

                Table of Contents
   Frequently Asked
      Questions .......................... 2
PRIME MONEY MARKET

   Portfolio Composition
      by Credit Rating ................... 4
   Portfolio Composition
      by Maturity ........................ 4
   Schedule of Investments ............... 5
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ........................ 8
   Statement of Operations ............... 9
   Statement of Changes
      in Net Assets ......................10
   Notes to Financial
      Statements .........................11
   Financial Highlights ..................13
OTHER INFORMATION
   Share Class and Retirement
      Account Information ................15
   Background Information
      Investment Philosophy
         and Policies ....................16
      Comparative Indices ................16
      Lipper Rankings ....................16
      Credit Rating
         Guidelines ......................16
      Investment Team
         Leaders .........................16
   Glossary ..............................17

                                                 www.americancentury.com      1

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

WHEN ARE DIVIDENDS PAID?

     Dividends are paid on the last business day of the month. We hope this makes your dividend payment date easy to remember.

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check,  military allotment, or payments from other government agencies. Visit our Web site or give us a call to obtain the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     There is a seven-business-day hold on deposited funds--including your initial investment in a new account. There is a one-business-day hold on wire transfers.

IS THERE A COST FOR WRITING CHECKS ON MY MONEY MARKET ACCOUNT?

     As long as each check is for $100 or more, you can write as many checks as you like at no charge.

HOW CAN I KEEP TRACK OF MY MONEY MARKET FUND TRANSACTIONS BETWEEN ACCOUNT
STATEMENTS?

     You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

     You can keep tabs on your investments by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021* weekdays,
     7 a.m.-7 p.m. Central time Saturdays, 9 a.m.-2 p.m. Central time

WHY DOES MY MONEY MARKET FUND YIELD FLUCTUATE?

     Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation,  and supply and demand for money market securities.

IS MY MONEY MARKET INVESTMENT BACKED BY THE FEDERAL GOVERNMENT?

     No money market fund is guaranteed or insured by the FDIC or any other government agency. So, although money market funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021.

* We must have your written or electronic authorization on file if you wish to make exchanges by phone, on our Automated Information Line, or through our Web site.

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*    YOU CAN HAVE DISTRIBUTIONS FROM ANOTHER AMERICAN CENTURY ACCOUNT
     DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

*    DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three to five days.

Contact our Investor Relations Representatives to set up either of these options.

2      1-800-345-2021

Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF AUGUST 31, 2001

                                INVESTOR CLASS (INCEPTION 11/17/93)             ADVISOR CLASS (INCEPTION 8/28/98)
                 PRIME      90-DAY TREASURY    LIPPER MONEY MARKET FUNDS(2)         PRIME       90-DAY TREASURY
             MONEY MARKET     BILL INDEX      AVERAGE RETURN   FUND'S RANKING    MONEY MARKET     BILL INDEX
=====================================================================================================================
6 MONTHS(1)      2.08%          1.86%             1.89%             --              1.95%           1.86%
1 YEAR           5.13%          4.79%             4.76%        70 OUT OF 376        4.87%           4.79%
=====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS          5.17%          4.98%             4.86%        65 OUT OF 304        4.90%           4.98%
5 YEARS          5.19%          5.04%             4.91%        50 OUT OF 257          --             --
LIFE OF FUND     5.13%          5.01%(3)          4.84%(3)     25 OUT OF 184(3)     4.90%           4.98%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 15-17 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                               AS OF 8/31/01
NET ASSETS                     $2.9 BILLION
                        8/31/01           2/28/01
NUMBER OF ISSUERS         52                62
WEIGHTED AVERAGE
   MATURITY             61 DAYS           52 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)      0.60%*             0.60%

* Annualized.

YIELDS AS OF AUGUST 31, 2001
                              INVESTOR CLASS
7-DAY CURRENT YIELD                3.18%
7-DAY EFFECTIVE YIELD              3.23%

Investment terms are defined in the Glossary on pages 17-18.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                 www.americancentury.com      3

Prime Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Denise Tabacco]

     An interview with Denise Tabacco, a portfolio manager on the Prime Money
Market fund investment team.

HOW DID PRIME MONEY MARKET PERFORM DURING THE SIX MONTHS ENDED AUGUST  31, 2001

     The fund stayed true to its long-term track record, outperforming the average money market fund tracked by Lipper Inc.* Prime Money Market's five-year and life-of-fund average annual returns also rank in the top fifth of the Lipper group. (See the previous page for detailed fund return and performance comparisons.)

     In addition, the fund's yield remained higher than its Lipper group average throughout the past six months. As of August 31, Prime Money Market's seven-day effective yield of 3.23% was well above the 2.94% average yield of the Lipper group.

BUT PRIME'S YIELD IS SIGNIFICANTLY LOWER THAN IT WAS SIX MONTHS AGO. WHAT
HAPPENED?

     Like all short-term interest rates, money market yields tend to fluctuate based on economic conditions. Over  the past six months, the U.S. economy slowed sharply, curbing corporate profits and triggering layoffs.

     To stimulate economic activity, the Federal Reserve cut short-term interest rates five times in just the last six months. The Fed lowered its federal funds rate target a total of two percentage points, from 5.5% to 3.5%. Prime Money
Market's yield followed suit, dropping from around 5.3% to about 3.2%.

HOW DID THIS ENVIRONMENT AFFECT YOUR MANAGEMENT APPROACH?

     Another consequence of the economic slowdown was a drop-off in issuance of commercial paper (defined on page 17), which typically makes up two-thirds to three-quarters of the fund's portfolio. In the first half of 2001, many companies preferred to issue long-term debt than to seek out short-term funding, locking in lower borrowing costs.

     As a result, we cut back our commercial paper holdings to about half of the portfolio by the end of June. More recently, though, commercial paper issuance has picked up, and we now own a more typical percentage in the portfolio.

     Instead of commercial paper, we bought one-year CDs and other longer-term money market securities to lock in yield for an extended period of time.

LOOKING AHEAD, WHAT'S YOUR OUTLOOK FOR SHORT-TERM INTEREST RATES?

     If you'd asked me at the end of August, I would have said that the Fed was just about done cutting rates and the economic clouds were starting to clear.
But the devastating events of September 11th likely mean the economy will get worse before it gets better. We're also likely to see even lower money market yields in the coming months. The Fed lowered rates for the eighth and ninth times this year in the wake of the disaster, and the market expects even more rate cuts before year-end.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[left margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
                       % OF FUND INVESTMENTS
                        AS OF        AS OF
                       8/31/01      2/28/01
A-1+                    70%           70%
A-1                     30%           30%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
16 for more information.

[pie charts]
PORTFOLIO COMPOSITION
BY MATURITY
                      AS OF AUGUST 31, 2001
1-30 DAYS                       49%
31-90 DAYS                      30%
91-180 DAYS                     12%
MORE THAN 181 DAYS               9%

                     AS OF FEBRUARY 28, 2001
1-30 DAYS                       35%
31-90 DAYS                      50%
91-180 DAYS                     12%
MORE THAN 181 DAYS               3%

Investment terms are defined in the Glossary on pages 17-18.

4      1-800-345-2021

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

AUGUST 31, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 67.5%
              $ 55,000,000  Abbey National N.A.,
                                3.70%-4.45%,
                                9/28/01-12/3/01                   $   54,660,915
                30,000,000  Aegon Funding Corp., 3.37%,
                                11/29/01 (Acquired 8/31/01,
                                Cost $29,747,250)(2)                  29,750,058
                79,128,000  Allianz of America Inc.,
                                3.45%-3.60%,
                                9/20/01-10/26/01
                                (Acquired 6/22/01-8/28/01,
                                Cost $78,600,155)(2)                  78,907,044
                52,000,000  Bank of Nova Scotia,
                                3.47%-3.60%,
                                9/18/01-9/27/01                       51,876,337
                13,000,000  Bank One Australia, 3.50%,
                                9/24/01                               12,970,931
                92,000,000  Black Forest Funding Corporation,
                                3.49%-3.68%,
                                9/7/01-2/4/02 (Acquired
                                8/7/01-8/21/01, Cost
                                $91,342,648)(2)                       91,534,995
                20,000,000  Chevron U.K. Investment PLC,
                                3.63%, 11/9/01                        19,860,850
                92,000,000  Corporate Receivables Corp.,
                                3.54%-3.72%,
                                9/6/01-12/21/01 (Acquired
                                6/19/01-7/6/01, Cost
                                $91,095,017)(2)                       91,715,270
                30,000,000  Credit Suisse First Boston Inc.,
                                3.64%, 9/6/01
                                (Acquired 8/6/01, Cost
                                $29,905,967)(2)                       29,984,833
                95,000,000  Dakota Certificates (Citibank),
                                3.62%-3.63%,
                                9/17/01-9/19/01 (Acquired
                                7/20/01-8/8/01, Cost
                                $94,486,604)(2)                       94,840,832
                41,000,000  Danske Corporation,
                                3.63%-3.70%,
                                9/28/01-10/10/01                      40,867,705
                35,000,000  Diageo plc, 3.44%, 9/21/01
                                (Acquired 8/21/01, Cost
                                $34,896,322)(2)                       34,933,111
                79,842,000  Emerald Certificates,
                                3.48%-3.52%,
                                9/25/01-11/2/01 (Acquired
                                8/23/01-8/30/01, Cost
                                $79,485,593)(2)                       79,524,476
                85,000,000  Falcon Asset Securities Corp.,
                                3.39%-3.68%,
                                9/11/01-1/10/02 (Acquired
                                7/9/01-8/23/01, Cost
                                $84,288,659)(2)                       84,588,422
                23,000,000  Florida Power and Light
                                Company, 3.77%, 9/10/01               22,978,322
                83,521,000  Fortis Funding LLC,
                                3.35%-3.70%,
                                9/13/01-2/11/02 (Acquired
                                7/5/01-8/30/01, Cost
                                $82,229,851)(2)                       82,531,004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

              $ 63,500,000  Fuji Photo Film Finance USA,
                                3.62%-3.86%,
                                9/4/01-10/15/01                   $   63,335,976
                20,000,000  General Reinsurance Corp.,
                                3.58%, 9/26/01                        19,950,278
                69,000,000  Govco Inc., 3.66%-3.71%,
                                9/7/01-10/12/01
                                (Acquired 6/18/01-7/9/01,
                                Cost $68,418,710)(2)                  68,858,735
                79,000,000  Halogen Capital Co.,
                                3.45%-3.59%,
                                9/4/01-11/13/01 (Acquired
                                8/9/01-8/16/01, Cost
                                $78,410,732)(2)                       78,562,637
               125,000,000  Newcastle Certificates,
                                3.45%-3.62%,
                                9/14/01-10/22/01
                                (Acquired 8/7/01-8/27/01,
                                Cost $124,508,552)(2)                124,683,149
                60,000,000  Paradigm Funding LLC,
                                3.51%-3.63%,
                                9/12/01-10/18/01
                                (Acquired 8/8/01-8/29/01,
                                Cost $59,786,700)(2)                  59,848,800
                93,096,000  Receivables Capital Corp.,
                                3.52%-3.68%,
                                9/7/01-10/22/01
                                (Acquired 7/16/01-8/30/01,
                                Cost $92,631,004)(2)                  92,880,249
                31,806,000  Rio Tinto America Inc.,
                                3.43%-3.70%,
                                9/4/01-10/23/01 (Acquired
                                7/31/01-8/24/01, Cost
                                $31,644,323)(2)                       31,692,585
                40,000,000  Royal Bank of Canada, 3.50%,
                                10/5/01                               39,867,778
                50,000,000  Salomon Smith Barney Hldgs Inc.,
                                3.50%-3.67%,
                                9/7/01-9/25/01                        49,926,375
                75,400,000  Sand Dollar Funding LLC,
                                3.50%-3.71%,
                                9/13/01-10/3/01 (Acquired
                                7/9/01-8/24/01, Cost
                                $74,960,678)(2)                       75,229,089
                45,000,000  Spintab-Swedmortgage AB,
                                3.62%, 9/19/01                        44,918,550
                33,000,000  Spintab-Swedmortgage AB,
                                3.45%, 12/5/01 (Acquired
                                8/9/01, Cost $32,626,825)(2)          32,699,563
                38,000,000  Stadshypotek Delaware, Inc.,
                                3.44%, 10/22/01 (Acquired
                                8/20/01, Cost $37,778,502)(2)         37,814,813
                39,500,000  Tannehill Capital Company LLC,
                                3.67%, 10/11/01 (Acquired
                                7/12/01, Cost $39,133,561)(2)         39,338,928
                40,000,000  UBS Finance Holdings, 3.46%,
                                10/17/01                              39,823,155
                37,500,000  Verizon Network Funding,
                                3.63%-3.68%,
                                9/5/01-9/26/01                        37,463,548

See Notes to Financial Statements                www.americancentury.com      5

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

              $ 86,000,000  WCP Funding Inc.,
                                3.50%-3.76%,
                                9/21/01-10/4/01 (Acquired
                                6/22/01-8/15/01, Cost
                                $85,385,407)(2)                   $   85,765,727
                70,000,000  Windmill Funding Corp.,
                                3.47%-3.60%,
                                9/10/01-11/8/01 (Acquired
                                8/7/01-8/27/01, Cost
                                $69,666,778)(2)                       69,793,584
                                                                  --------------
TOTAL COMMERCIAL PAPER                                             1,993,978,624
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 12.4%
                60,000,000  American Express Centurion
                                Bank, 3.51%-3.66%,
                                9/5/01-9/25/01                        60,000,000
                45,000,000  Bayerische Hypo Undverins
                                Bank, 3.66%, 1/22/02                  45,000,000
                40,000,000  Bayerische Landesbank
                                Girozentrale, 4.39%, 4/11/02          39,985,709
                25,000,000  Commerzbank AG, 6.83%,
                                9/5/01                                25,008,171
                70,000,000  Credit Suisse First Boston Inc.,
                                3.60%, 10/16/01                       70,000,000
                25,000,000  Rabobank Nederland NV (New
                                York), 5.27%, 1/14/02                 24,998,160
                40,000,000  UBS AG/Stamford Branch,
                                4.01%, 7/2/02                         39,993,337
                60,000,000  Westdeutsche Landesbank
                                Girozentrale, 3.50%-4.27%,
                                2/19/02-4/25/02                       60,000,933
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                        364,986,310
                                                                  --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 11.1%
                25,000,000  FHLB, 4.02%, 6/28/02                      25,000,000
                15,000,000  FHLB, 3.65%, 9/6/02(3)                    15,000,000
                32,055,000  FHLMC, 4.75%, 12/14/01                    32,124,475
                37,500,000  FHLMC, 4.23%, 6/14/02                     37,500,000
                16,000,000  FNMA, 6.75%, 8/15/02                      16,471,584
                75,000,000  FNMA, VRN, 3.83%, 9/5/01,
                                resets weekly off the 3-month
                                T-Bill plus 0.40% with no caps        75,000,797
                76,000,000  SLMA MTN, VRN, 3.43%,
                                9/4/01, resets weekly off the
                                3-month T-Bill rate with
                                no caps(4)                            76,000,000
                50,000,000  SLMA MTN, VRN, 3.85%,
                                9/4/01, resets weekly off the
                                3-month T-Bill plus 0.42%
                                with no caps                          49,997,525
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           327,094,381
                                                                  --------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.9%
              $ 40,000,000  Bank of America N.A., VRN,
                                3.96%, 9/6/01, resets
                                quarterly off the 3-month
                                LIBOR plus 0.03% with
                                no caps                           $   40,000,400
                45,000,000  Eli Lilly & Co., 4.70%,
                                3/22/02                               45,000,000
                30,000,000  General Motors Acceptance
                                Corp., VRN, 3.73%, 10/22/01,
                                resets quarterly off the
                                3-month LIBOR plus 0.02%
                                with no caps                          29,999,103
                50,000,000  Transamerica Asset Funding
                                Corp., VRN, 3.79%, 11/1/01,
                                resets quarterly off the
                                3-month LIBOR plus 0.11%
                                with no caps (Acquired
                                11/9/99, Cost
                                $50,000,000)(2)                       50,000,000
                10,000,000  Westdeutsche Landesbank
                                Girozentrale, VRN, 3.51%,
                                9/28/01, resets monthly off
                                the 1-month LIBOR minus
                                0.08% with no caps                     9,997,781
                                                                  --------------
TOTAL CORPORATE BONDS                                                174,997,284
                                                                  --------------

ASSET-BACKED SECURITIES(5) -- 1.5%
                13,322,888  Household Automotive Trust,
                                Series 2001-1, Class A1 SEQ,
                                4.99%, 3/18/02                        13,321,976
                30,000,000  WFS Financial Owner Trust,
                                Series 2001 B, Class A1 SEQ,
                                4.03%, 3/20/02                        30,000,000
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES                                         43,321,976
                                                                  --------------

BANK NOTES -- 1.2%
                37,000,000  Bank of America N.A., 3.99%,
                                9/6/01                                37,000,000
                                                                  --------------

MUNICIPAL SECURITIES -- 0.4%
                10,540,000  Sacramento County Pension Rev.,
                                VRDN, 3.60%, 9/5/01 (LOC:
                                Bayerische Landesbank)                10,540,000
                                                                  --------------

TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,951,918,575
                                                                  ==============

6      1-800-345-2021                          See Notes to Financial Statements

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

AUGUST 31, 2001 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
August 31, 2001.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
August 31, 2001.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2001, was $1,545,477,904 which represented 52.5% of net assets. Restricted securities considered illiquid represent 1.7% of net assets.

(3) When-issued security.

(4) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(5) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average maturity.

See Notes to Financial Statements                www.americancentury.com      7

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

AUGUST 31, 2001 (UNAUDITED)

ASSETS
Investment securities, at value (amortized cost
  and cost for federal income tax purposes) ...............       $2,951,918,575
Receivable for capital shares sold ........................              261,350
Interest receivable .......................................            9,547,335
Prepaid portfolio insurance ...............................              130,233
                                                                  --------------
                                                                   2,961,857,493
                                                                  --------------
LIABILITIES
Disbursements in excess
  of demand deposit cash ..................................            2,868,206
Payable for investments purchased .........................           15,000,000
Accrued management fees (Note 2) ..........................            1,483,520
Distribution fees payable (Note 2) ........................                1,774
Service fees payable (Note 2) .............................                1,774
Payable for trustees' fees
  and expenses (Note 2) ...................................                7,471
                                                                  --------------
                                                                      19,362,745
                                                                  --------------

Net Assets ................................................       $2,942,494,748
                                                                  ==============

NET ASSETS CONSIST OF:
Capital paid in ...........................................       $2,942,421,721
Accumulated net realized gain
  on investment transactions ..............................               73,027
                                                                  --------------
                                                                  $2,942,494,748
                                                                  ==============
Investor Class
Net assets ................................................       $2,932,261,940
Shares outstanding ........................................        2,932,190,671
Net asset value per share .................................       $         1.00

Advisor Class
Net assets ................................................       $   10,232,808
Shares outstanding ........................................           10,231,050
Net asset value per share .................................       $         1.00

8      1-800-345-2021                          See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest .................................................           $70,804,139
                                                                     -----------

Expenses (Note 2):
Management fees ..........................................             8,871,497
Distribution fees -- Advisor Class .......................                10,322
Service fees -- Advisor Class ............................                10,322
Trustees' fees and expenses ..............................                50,155
Portfolio insurance ......................................               156,619
                                                                     -----------
                                                                       9,098,915
                                                                     -----------

Net investment income ....................................            61,705,224
                                                                     -----------

Net realized gain on
  investment transactions ................................               452,976
                                                                     -----------

Net Increase in Net Assets
  Resulting from Operations ..............................           $62,158,200
                                                                     ===========

See Notes to Financial Statements                 www.americancentury.com      9

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED) AND YEAR ENDED FEBRUARY 28, 2001

Increase (Decrease) in Net Assets            AUGUST 31, 2001   FEBRUARY 28, 2001

OPERATIONS
Net investment income ....................   $    61,705,224    $   170,282,757
Net realized gain (loss) on
  investment transactions ................           452,976            (23,295)
                                             ---------------    ---------------
Net increase in net assets
  resulting from operations ..............        62,158,200        170,259,462
                                             ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .........................       (61,546,600)      (169,947,513)
  Advisor Class ..........................          (158,624)          (335,244)
                                             ---------------    ---------------
Decrease in net assets
  from distributions .....................       (61,705,224)      (170,282,757)
                                             ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase (decrease) in net assets
  from capital share transactions ........        58,382,501        (42,941,116)
                                             ---------------    ---------------
Net increase (decrease) in net assets ....        58,835,477        (42,964,411)

NET ASSETS
Beginning of period ......................     2,883,659,271      2,926,623,682
                                             ---------------    ---------------
End of period ............................   $ 2,942,494,748    $ 2,883,659,271
                                             ===============    ===============

10      1-800-345-2021                        See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

AUGUST 31, 2001 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund is diversified under the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America.
These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class had not commenced as of August 31, 2001.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    WHEN ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    At February 28, 2001, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $362,495 (expiring 2002 through
2009) which may be used to offset future taxable gains.

    For the four-month period ended February 28, 2001, the fund incurred net capital losses of $17,438. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

--------------------------------------------------------------------------------
2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended August 31, 2001, the effective annual Investor
Class management fee was 0.59%.

    DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively "the plans"), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class and C Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and
0.50%, respectively, and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent

                                                 www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

AUGUST 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
2.  FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

financial intermediaries for C Class shares. Fees incurred under the plan during the six months ended August 31, 2001 were $20,644. No fees were incurred for the
C Class because it had not commenced operations.

    MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA on a yearly basis, which are amortized over one year.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

--------------------------------------------------------------------------------
3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                  SHARES             AMOUNT
INVESTOR CLASS
Six months ended August 31, 2001
Sold .....................................     1,684,255,282    $ 1,684,255,282
Issued in reinvestment of distributions ..        60,606,411         60,606,411
Redeemed .................................    (1,688,926,767)    (1,688,926,767)
                                             ---------------    ---------------
Net increase .............................        55,934,926    $    55,934,926
                                             ===============    ===============

Year ended February 28, 2001
Sold .....................................     4,239,389,088    $ 4,239,389,088
Issued in reinvestment of distributions ..       165,330,628        165,330,628
Redeemed .................................    (4,450,645,562)    (4,450,645,562)
                                             ---------------    ---------------
Net decrease .............................       (45,925,846)   $   (45,925,846)
                                             ===============    ===============

ADVISOR CLASS
Six months ended August 31, 2001
Sold .....................................         9,749,168    $     9,749,168
Issued in reinvestment of distributions ..           158,624            158,624
Redeemed .................................        (7,460,217)        (7,460,217)
                                             ---------------    ---------------
Net increase .............................         2,447,575    $     2,447,575
                                             ===============    ===============

Year ended February 28, 2001
Sold .....................................        13,440,723    $    13,440,723
Issued in reinvestment of distributions ..           334,412            334,412
Redeemed .................................       (10,790,405)       (10,790,405)
                                             ---------------    ---------------
Net increase .............................         2,984,730    $     2,984,730
                                             ===============    ===============

12      1-800-345-2021

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO
(operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                     Investor Class
                                      2001(1)        2001         2000(2)        1999          1998          1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ..............   $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                                    -----------   -----------   -----------   -----------   -----------   -----------
Income From Investment Operations
  Net Investment Income ............   0.02          0.06          0.05          0.05          0.05          0.05
                                    -----------   -----------   -----------   -----------   -----------   -----------
Distributions
  From Net Investment Income .......  (0.02)        (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
                                    -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period .....   $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                                    ===========   ===========   ===========   ===========   ===========   ===========
  Total Return(3) ..................   2.08%         6.05%         4.92%         5.07%         5.29%         5.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............ 0.60%(4)        0.60%         0.60%         0.58%         0.50%         0.50%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .......... 0.60%(4)        0.60%         0.60%         0.60%         0.63%         0.63%
Ratio of Net Investment Income
  to Average Net Assets ............ 4.11%(4)        5.88%         4.81%         4.91%         5.17%         4.92%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .......... 4.11%(4)        5.88%         4.81%         4.89%         5.04%         4.79%
Net Assets, End of Period
  (in thousands) ...................$2,932,262    $2,875,876    $2,921,825    $2,851,880    $1,417,311    $1,211,990

(1) Six months ended August 31, 2001 (unaudited).

(2) Year ended February 29, 2000.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements               www.americancentury.com      13

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                           Advisor Class
                                            2001(1)       2001      2000(2)      1999(3)
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ....................  $1.00        $1.00      $1.00        $1.00
                                          -----------   --------   ----------   --------
Income From Investment Operations
  Net Investment Income ..................   0.02         0.06       0.05         0.02
                                          -----------   --------   ----------   --------
Distributions
  From Net Investment Income .............  (0.02)       (0.06)     (0.05)       (0.02)
                                          -----------   --------   ----------   --------
Net Asset Value, End of Period ...........   $1.00        $1.00      $1.00        $1.00
                                          ===========   ========   ==========   ========
  Total Return(4) ........................   1.95%        5.79%      4.66%        2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .................. 0.85%(5)       0.85%      0.85%      0.85%(5)
Ratio of Net Investment Income
  to Average Net Assets .................. 3.86%(5)       5.63%      4.56%      4.53%(5)
Net Assets, End of Period
  (in thousands) .........................  $10,233      $7,784     $4,799       $3,215

(1) Six months ended August 31, 2001 (unaudited).

(2) Year ended February 29, 2000.

(3) August 28, 1998 (commencement of sale) through February 28, 1999.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

14      1-800-345-2021                        See Notes to Financial Statements

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by  the fund: Investor
Class, Advisor Class, and C Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which the C Class shares are purchased. The total expense ratio of the C Class share is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed income funds. Sale of the C Class had not commenced as of August 31, 2001.

    All classes of shares represent a pro rata interest  in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      15

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's MONEY MARKET INSTRUMENT FUNDS category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+:  extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they  are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       DENISE TABACCO

   Credit Research Manager
       GREG AFIESH

16      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 13-14.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

*   NUMBER OF ISSUERS -- the number of entities that issued securities held by the fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not
"risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Farm Credit Bank and the Federal Home
Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

                                                 www.americancentury.com      17

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

18      1-800-345-2021

Notes
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                                                 www.americancentury.com      19

Notes
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20      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Intermediate-Term Treasury         Tax-Free
   GNMA                            AZ Intermediate-Term
   Inflation-Adjusted Treasury        Municipal
   Limited-Term Bond               FL Intermediate-Term
   Short-Term Government              Municipal
   Short-Term Treasury             Intermediate-Term Tax-Free
                                   CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2025*                    CA High-Yield Municipal
   Target 2020*                    High-Yield Municipal
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0110                                 American Century Investment Services, Inc.
SH-SAN-27105                      (c)2001 American Century Services Corporation